Goodwill (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill were as follows:

	Cross-border business*	LVB focused online business	Brands and customized services business	Total
	RMB	RMB	RMB	RMB
Balance as of March 31, 2020 and 2021
Goodwill	96,236	1,568,653	—	1,664,889
Accumulated impairment loss	(96,236)	(1,382,149)	—	(1,478,385)

	—	186,504	—	186,504

Transaction during the year
Addition (Note (a))	—	—	63,460	63,460
Impairment recognized during the year ended March 31, 2022 (Note (b))	—	(186,504)	—	(186,504)
Balance as of March 31, 2022
Goodwill	96,236	1,568,653	63,460	1,728,349
Accumulated impairment loss	(96,236)	(1,568,653)	—	(1,664,889)

	—	—	63,460	63,460

*	The cross-border business was terminated in the year ended March 31, 2017.
(a)
During the year ended March 31, 2022, the addition in goodwill was in relation to the acquisition of Ruisha Technology in July 2021 (Note 3). Goodwill resulting from the acquisition has been allocated to the brands and customized services business reporting unit of the Company.

(b)	Goodwill impairment